Submission	Jun. 18, 2025
Submission [Line Items]
Central Index Key	0001639300
Registrant Name	OLLIE'S BARGAIN OUTLET HOLDINGS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES